BANK BORROWING	12 Months Ended
Dec. 31, 2020
BANK BORROWING
BANK BORROWING

8.BANK BORROWING

	December 31,	December 31,
	2020	2019
Bank borrowing	$1,532,567	$—

On March 24, 2020, Beijing Baosheng entered into a two-year credit facility agreement of maximum RMB 10,000,000 (equivalent to $1,448,394) with Bank of Communications. On April 1, 2020, Beijing Baosheng withdrew RMB 10,000,000 (equivalent to $1,448,394), which will be due on March 30, 2021. The loan bears a fixed interest rate of 4.785% per annum. The loan is guaranteed by Beijing Guohua Wenke Finance Guarantee Co., Ltd., for whom a counter-guarantee was provided by Kashi Baosheng and Ms. Wenxiu Zhong, the Chairperson of the Company’s board of directors and CEO. Beijing Baosheng also provided counter-guarantee to Beijing Guohua Wenke Finance Guarantee Co., Ltd. with accounts receivable from one customer of RMB 105,000,000 (equivalent to $14,852,115) pledged as the collateral. As of December 31, 2020, the outstanding balance was RMB 10,000,000 (equivalent to $1,532,567), which was fully repaid as of the maturity date in March 2021.

For the year ended December 31, 2020, interest expense arising from the bank borrowing amounted to $50,824.